SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Millions									3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2023 shares	Jul. 19, 2023 USD ($) $ / shares shares	May 03, 2023 CAD ($)	Apr. 27, 2023 shares	Sep. 20, 2022 CAD ($) shares	May 03, 2022 shares	Jan. 13, 2022 $ / shares shares	Jan. 13, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2023 $ / shares shares	Jul. 04, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares	Dec. 31, 2022 $ / shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued		1,733,334					40,983	40,983							39,643,681	10,961	6,727	6,727			6,727
Number of shares outstanding															39,643,681
Number of restricted stock units granted	27,819			43,847
Shares issued price per share | $ / shares		$ 1.50					$ 3.00
Proceeds from issuing shares		$ 2.6						$ 122,950
Stock options exercised					140,000	150,000							290,000
Proceeds from exercise of options | $			$ 123,000		$ 114,800							$ 237,800
Stock options granted											10,000		895,000
Description of option pricing model														The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter
Stock options vested											642,500		612,500
Share-based payment expense | $									$ 77,148	$ 21,389	$ 95,464	$ 146,581	$ 153,909	$ 550,517
Directors and Officers [Member]
IfrsStatementLineItems [Line Items]
Stock options granted														780,000
Exercise price of stock option | $ / shares																						$ 0.82
Director One [Member]
IfrsStatementLineItems [Line Items]
Stock options exercised													290,000
Stock options granted											10,000		10,000	240,000
Exercise price of stock option | $ / shares															$ 3.82				$ 6.20			1.22
Director Two [Member]
IfrsStatementLineItems [Line Items]
Stock options granted														115,000
Exercise price of stock option | $ / shares																						$ 2.65
Three Directors [Member]
IfrsStatementLineItems [Line Items]
Stock options granted											90,000
Exercise price of stock option | $ / shares															$ 1.93
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued																				7,920,000